Financial Instruments - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)
Disclosure of detailed information about financial instruments [line items]
Cumulative estimated gain losses on termination of forward contracts	$ 100
Gain losses on cash flow hedges net of tax	247	$ 545	$ (815)
Accumulated fair value hedge adjustment on hedged item included in carrying amount liabilities	$ 200	500	900
Percentage change in rate of interest percentage	1.00%
Estimated increase decrease in annual interest expense	$ 700
Cash and cash equivalents	172,758	95,676	$ 96,255	$ 326,864
Bank And Asset Based Facilities [Member]
Disclosure of detailed information about financial instruments [line items]
Loans received	67,900
Debt instrument unused borrowing capacity	$ 681,500
Bank Facility Asset Facility And Notes [Member]
Disclosure of detailed information about financial instruments [line items]
Net debt to earnings before interest tax depreciation and amortization	1
Maximum net debt to earnings before interest tax depreciation and amortization	3
Actual interest coverage ratio	8
Minimum interest coverage ratio	3
Investment In Preferred Shares [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	$ 27,500	25,700
Investment In Preferred Shares [Member] | Long Term Receivables [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortized costs	$ 24,200	$ 22,000
Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of entities revenue	10.00%	10.00%
Percentage of accounts receivable and contract assets	10.00%	10.00%
Senior Unsecured Notes [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortized costs	$ 280,300
Senior Unsecured Notes [Member] | Discount rate, measurement input [member] | Weighted average [member]
Disclosure of detailed information about financial instruments [line items]
Weighted average discount rate	3.5